Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 59,167	$ 1,287,986
Prepaid expenses		284,405
Total current assets	59,167	1,572,391
Investments held in Trust Account	114,641,527	294,395,846
Total Assets	114,700,694	295,968,237
Current liabilities:
Accounts payable	695,515	267,297
Accrued expenses	5,737,714	660,491
Excise tax payable	1,881,321
Income tax payable	171,836	802,367
Franchise tax payable	124,250	72,289
Total current liabilities	9,510,636	1,802,444
Deferred underwriting commissions	6,037,500	10,062,500
Total Liabilities	15,548,136	11,864,944
Commitments and Contingencies
Class A common stock; 10,608,178 and 28,750,000 shares subject to possible redemption at $10.76 and $10.20 per share as of December 31, 2023 and 2022, respectively	114,128,755	293,293,429
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(14,976,916)	(9,190,855)
Total stockholders’ deficit	(14,976,197)	(9,190,136)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	114,700,694	295,968,237
Class A Common Stock
Stockholders’ Deficit:
Common stock value
Class B Common Stock
Stockholders’ Deficit:
Common stock value	719	719
Related Party
Current liabilities:
Advance from related party	$ 900,000